Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Net Income (Loss)	$ 17,340,931	$ 14,905,754	$ 1,043,601
Other Comprehensive (Loss) / Income:
Unrealized (losses) gains	(6,903,069)	8,343,715	(7,247,688)
Income tax benefit (provision)	1,415,964	(2,730,003)	2,111,649
Net unrealized (losses) gains	(5,487,105)	5,613,712	(5,136,039)
Reclassification of (gains)/losses to Net Income (Loss)	293,029	15,397	9,130
Other Comprehensive Income (Loss), Net of Tax	(5,780,134)	5,598,315	(5,145,169)
Total Comprehensive Income (Loss)	$ 11,560,797	$ 20,504,069	$ (4,101,568)